Condensed Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Total	Haymaker III [Member]	Common Class A [Member] Haymaker III [Member]	Common Class B [Member] Haymaker III [Member]	ClassA ClassAA and ClassAAA [Member]	Class AAAA [Member]	Common Stock [Member] Common Class A [Member] Haymaker III [Member]	Common Stock [Member] Common Class B [Member] Haymaker III [Member]	Additional Paid-in Capital [Member] Haymaker III [Member]	Retained Earnings / (Accumulated Deficit)	Retained Earnings / (Accumulated Deficit) Haymaker III [Member]	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2018	$ 2,454,000				$ 0	$ 0				$ 2,452,000		$ 2,000
Beginning balance, shares at Dec. 31, 2018					979,800	2,000
Vesting of incentive units, Shares						1,000
Distributions	(56,634,000)									(56,634,000)
Other comprehensive income(loss)	(35,000)											(35,000)
Net income	21,287,000									21,287,000
Ending balance at Dec. 31, 2019	$ (32,928,000)				$ 0	$ 0				(32,895,000)		(33,000)
Ending balance, shares at Dec. 31, 2019	982,800				979,800	3,000
Distributions	$ (13,319,000)									(13,319,000)
Other comprehensive income(loss)	10,000											10,000
Net income	29,162,000									29,162,000
Ending balance at Dec. 31, 2020	$ (17,075,000)	$ 25,000			$ 0	$ 0	$ 0	$ 863	$ 24,137	(17,052,000)	$ 0	(23,000)
Ending balance, shares at Dec. 31, 2020	982,800			8,625,000	979,800	3,000	0	8,625,000
Beginning balance at Jul. 05, 2020		0					$ 0	$ 0	0		0
Beginning balance, shares at Jul. 05, 2020							0	0
Sale of Class B common stock to Sponsor		25,000						$ 863	24,137
Sale of Class B common stock to Sponsor shares								8,625,000
Net income		0
Ending balance at Dec. 31, 2020	$ (17,075,000)	25,000			$ 0	$ 0	$ 0	$ 863	24,137	(17,052,000)	0	(23,000)
Ending balance, shares at Dec. 31, 2020	982,800			8,625,000	979,800	3,000	0	8,625,000
Distributions	$ (2,342,000)									(2,342,000)
Forfeiture of Class B common stock								$ (69)	69
Forfeiture of Class B common stock, shares								(687,500)
Remeasurement of Class A common stock to redemption amount		(33,767,845)							(24,206)		(33,743,639)
Other comprehensive income(loss)	(9,000)											(9,000)
Net income	8,841,000	(3,943,374)	$ (2,187,957)	$ (1,755,417)						8,841,000	(3,943,374)
Ending balance at Mar. 31, 2021	(10,585,000)	(37,686,219)			$ 0	$ 0		$ 794		(10,553,000)	(37,687,013)	(32,000)
Ending balance, shares at Mar. 31, 2021					979,800	3,000		7,937,500
Beginning balance at Dec. 31, 2020	$ (17,075,000)	25,000			$ 0	$ 0	$ 0	$ 863	24,137	(17,052,000)	0	(23,000)
Beginning balance, shares at Dec. 31, 2020	982,800			8,625,000	979,800	3,000	0	8,625,000
Distributions	$ (11,402,000)									(11,402,000)
Forfeiture of Class B common stock								$ (69)	69
Forfeiture of Class B common stock, shares								(687,500)
Remeasurement of Class A common stock to redemption amount		(33,767,845)							(24,206)		(33,743,639)
Other comprehensive income(loss)	(17,000)											(17,000)
Net income	32,619,000	11,112,910								32,619,000	11,112,910
Ending balance at Dec. 31, 2021	$ 4,125,000	(22,629,935)			$ 0	$ 0	$ 0	$ 794	0	4,165,000	(22,630,729)	(40,000)
Ending balance, shares at Dec. 31, 2021	982,800			7,937,500	979,800	3,000	0	7,937,500
Distributions	$ (2,735,000)									(2,735,000)
Proceeds received in excess of initial fair value of convertible promissory note - related party		136,827							136,827
Other comprehensive income(loss)	6,000											6,000
Net income	9,350,000	1,174,482	$ 939,586	$ 234,896						9,350,000	1,174,482
Ending balance at Mar. 31, 2022	$ 10,746,000	$ (21,318,626)			$ 0	$ 0		$ 794	$ 136,827	$ 10,780,000	$ (21,456,247)	$ (34,000)
Ending balance, shares at Mar. 31, 2022	982,800				979,800	3,000		7,937,500